Notes to the Cash Flow Statement (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Interest paid	€ 664	€ 536	€ 598
Taxes paid	36	9	0
Interest received	€ 127	€ 24	€ 38